Exhibit 99.2

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2023

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2023, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2023, leases with a total base residual value of $11,739,693.30 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2023,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	September	$1,350,546,856.51
	October	$1,315,879,519.02	$24,367,850.21	6.37%	$23,464,686.93	2.01%
	November	$1,284,173,843.28	$23,923,073.13	6.25%	$20,722,344.96	1.78%
	December	$1,249,669,493.83	$23,424,813.68	6.12%	$23,707,502.34	2.03%
2024-	January	$1,214,282,980.67	$22,935,041.05	5.99%	$24,740,142.38	2.12%
	February	$1,169,679,334.52	$22,282,051.32	5.82%	$34,262,293.78	2.94%
	March	$1,117,769,125.39	$21,503,948.12	5.62%	$41,908,356.45	3.59%
	April	$1,061,745,291.57	$20,662,212.33	5.40%	$46,353,260.06	3.97%
	May	$1,009,852,038.50	$19,866,753.65	5.19%	$42,467,234.82	3.64%
	June	$959,142,292.13	$19,095,684.67	4.99%	$41,544,510.25	3.56%
	July	$914,485,999.44	$18,390,458.28	4.80%	$35,697,633.63	3.06%
	August	$866,928,148.43	$17,644,214.80	4.61%	$38,906,310.42	3.33%
	September	$809,277,599.72	$16,655,397.68	4.35%	$49,520,170.16	4.24%
	October	$759,162,254.76	$15,826,954.94	4.13%	$42,246,468.36	3.62%
	November	$713,872,858.61	$15,051,340.21	3.93%	$37,703,332.02	3.23%
	December	$666,573,774.52	$14,209,867.00	3.71%	$40,109,144.07	3.44%
2025-	January	$624,235,596.48	$13,448,350.84	3.51%	$35,444,643.22	3.04%
	February	$576,746,524.55	$12,548,184.91	3.28%	$41,079,373.89	3.52%
	March	$533,550,376.08	$11,736,926.59	3.07%	$37,130,722.37	3.18%
	April	$471,041,596.23	$10,512,482.61	2.75%	$57,243,020.32	4.91%
	May	$404,946,675.11	$9,174,026.51	2.40%	$61,552,923.72	5.28%
	June	$332,273,315.59	$7,644,081.05	2.00%	$69,011,371.06	5.91%
	July	$259,201,259.08	$6,078,283.82	1.59%	$70,261,225.67	6.02%
	August	$185,792,695.09	$4,495,604.22	1.17%	$71,461,868.67	6.12%
	September	$112,570,617.45	$2,852,255.02	0.75%	$72,196,791.32	6.19%
	October	$53,940,650.78	$1,508,059.23	0.39%	$58,228,859.60	4.99%
	November	$45,008,171.27	$1,283,397.13	0.34%	$8,179,498.55	0.70%
	December	$37,924,987.15	$1,098,529.49	0.29%	$6,427,234.95	0.55%
2026-	January	$28,535,045.07	$855,301.95	0.22%	$8,907,569.25	0.76%
	February	$25,665,121.48	$775,646.10	0.20%	$2,374,872.20	0.20%
	March	$22,876,543.26	$698,802.26	0.18%	$2,342,149.65	0.20%
	April	$19,653,080.94	$607,111.44	0.16%	$2,841,303.40	0.24%
	May	$16,873,846.31	$525,012.80	0.14%	$2,447,477.10	0.21%
	June	$13,661,583.98	$420,196.32	0.11%	$2,957,992.25	0.25%
	July	$10,388,667.38	$322,494.49	0.08%	$3,084,761.10	0.26%
	August	$7,393,944.60	$233,466.18	0.06%	$2,863,411.65	0.25%
	September	$3,991,221.55	$129,489.76	0.03%	$3,345,940.48	0.29%
	October	$73,103.15	$2,583.11	0.00%	$3,954,782.30	0.34%
	November	$0.00	$0.00	0.00%	$73,822.00	0.01%

Total			$382,789,946.90	100.00%	$1,166,765,005.35	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,549,554,952.25

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2023	Car	9	10.11%	$8,989	18.57%	47.00%
	CUV	46	8.36%	$7,614	16.18%	35.32%
	SUV	5	7.35%	$14,974	19.96%	50.67%
	Truck	3	1.99%	$10,226	16.97%	32.43%

	Total/Average	63	7.34%	$8,519	17.00%	38.17%

AUGUST 2023	Car	6	4.23%	$8,037	16.63%	41.66%
	CUV	129	14.53%	$6,582	14.89%	31.67%
	SUV	2	5.71%	$6,197	7.39%	17.07%
	Truck	8	4.08%	$7,703	15.03%	26.06%

	Total/Average	145	11.50%	$6,699	14.78%	31.27%

SEPTEMBER 2023	Car	17	12.50%	$8,019	17.83%	42.98%
	CUV	121	13.97%	$7,068	14.74%	32.06%
	SUV	5	13.89%	$5,144	6.64%	14.78%
	Truck	11	5.19%	$8,364	14.30%	25.97%

	Total/Average	154	12.32%	$7,203	14.60%	31.58%